Movements in Bondex Asbestos Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
May 31, 2010
Fresh-Start Adjustment [Line Items]
Balance at Beginning of Period	$ 490,328
Additions to Asbestos Charge
Deductions	92,621	[1]
Impact of Deconsolidation of SPHC	$ (397,707)	[2]

[1]	Deductions include payments for defense-related costs and amounts paid to settle claims.
[2]	During the year ended May 31, 2010, SPHC and Bondex filed Chapter 11 reorganization proceedings in the U.S. Bankruptcy Court for the District of Delaware, and as a result, were deconsolidated from our results, as required. Refer to Note A(2) for further information.